UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Chris Moore

Elevation Series Trust

1700 Broadway, Suite 1850

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: July 31st

Date of Reporting Period: September 29, 2023 – January 31, 2024

Item 1. Reports to Stockholders.

(a) The Report to Stockholders is attached herewith.

(NYSE ARCA, Inc.: SOVF)

 Semi-Annual Report

January 31, 2024

Sovereign’s Capital Flourish Fund

FUND PERFORMANCE

January 31, 2024 (Unaudited)

Growth of $10,000 Investment

Fund Performance as of January 31, 2024

	Since Inception (9/29/2023)(a)	Since Listing (10/03/2023)(a)
Sovereign’s Capital Flourish Fund - NAV	10.43%	12.78%
Sovereign’s Capital Flourish Fund - MKT(b)	N/A	12.73%
S&P Composite 1500 Equal Weight Total Return Index(c)(d)	9.86%	12.97%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.scetfs.com.

(a)	The Fund commenced operations on September 29, 2023, and first traded on the exchange on October 3, 2023.

(b)	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time when the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times

(c)	Indexes are unmanaged statistical composites and their returns assume reinvestment of dividends and do not reflect fees or expenses. Such costs would lower performance. It is not possible to invest directly in an index.

(d)	The S&P 1500 Equal Weight Index is a broad market U.S. index that captures large, mid, and small cap companies from all sectors including both value and growth. This index is an equal-weight index, which represents each company equally, in contrast to a market capitalization-weighted index which is significantly influenced by the largest companies in the index.

This chart assumes an initial gross investment of $10,000 made on September 29, 2023. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on Fund distributions or redemption of Fund shares.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs) and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions may apply and will reduce returns.

Returns include reinvestment of dividends and capital gains.

Investing involves risk, including the possible loss of principal and fluctuation of value.

Sovereign’s Capital Flourish Fund

FUND PERFORMANCE

January 31, 2024 (Continued) (Unaudited)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Technology	30.09%	$9,460,137
Industrials	17.34	5,452,016
Financials	12.62	3,969,300
Consumer Staples	10.81	3,398,035
Health Care	10.55	3,316,458
Consumer Discretionary	6.19	1,947,970
Real Estate	4.81	1,513,926
Energy	2.51	789,463
Communications	2.25	707,725
Materials	1.88	592,648
Utilities	0.80	253,055
TOTAL COMMON STOCKS	99.85%	$31,400,733

TOTAL MONEY MARKET FUNDS	0.14%	$43,612

TOTAL INVESTMENTS	99.99	31,444,345
Other Assets In Excess of Liabilities	0.01	1,959
NET ASSETS	100.00%	$31,446,304

Percentages are stated as a percent of net assets.

Sovereign’s Capital Flourish Fund

EXPENSE EXAMPLE

January 31, 2024 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line within the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value September 29, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period September 29, 2023 to January 31, 2024(b)
Actual	0.75%	$1,000.00	$1,104.30	2.70
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,014.52	2.58

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (124), divided by 366.

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.85%
Banking - 2.15%
Triumph Financial, Inc.(a)	9,573	$676,332

Consumer Discretionary Products - 6.19%
Columbia Sportswear Co.	7,771	615,929
Ford Motor Co.	20,125	235,865
Grand Canyon Education, Inc.(a)	3,588	468,557
LCI Industries	5,640	627,619
		1,947,970

Consumer Staple Products - 8.08%
Coca-Cola Consolidated, Inc.	800	689,112
J & J Snack Foods Corp.	1,503	239,323
Pilgrim’s Pride Corp.(a)	18,256	496,015
Spectrum Brands Holdings, Inc.	4,929	387,518
Tyson Foods, Inc.	7,912	433,261
Westrock Coffee Co.(a)	28,428	294,514
		2,539,743

Financial Services - 2.25%
Charles Schwab Corp.	5,841	367,516
P10, Inc.	16,371	150,613
Raymond James Financial, Inc.	1,727	190,281
		708,410

Health Care - 10.55%
Amedisys, Inc.(a)	3,922	369,727
Amicus Therapeutics, Inc.(a)	57,555	715,409
Becton, Dickinson and Co.	703	167,883
Molina Healthcare, Inc.(a)	1,361	485,115
National HealthCare Corp.	4,230	393,559
NeoGenomics, Inc.(a)	19,937	296,065
ResMed, Inc.	3,745	712,299
U.S. Physical Therapy, Inc.	1,912	176,401
		3,316,458

Industrial Products - 5.60%
AZZ, Inc.	5,265	328,799
CSW Industrials, Inc.	2,047	433,084
Douglas Dynamics, Inc.	5,421	136,338
Graco, Inc.	3,809	324,908
ITT, Inc.	4,447	537,108
		1,760,237
	Shares	Value
Industrial Services - 11.74%
APi Group Corp.(a)	13,631	$429,649
Fastenal Co.	2,557	174,464
Healthcare Services Group, Inc.(a)	47,644	449,759
Insperity, Inc.	5,976	685,388
J.B. Hunt Transport Services, Inc.	984	197,764
Kforce, Inc.	9,989	682,748
Korn Ferry	11,096	651,002
MasTec, Inc.(a)	3,231	212,180
Waste Connections, Inc.	1,345	208,825
		3,691,779

Insurance - 8.22%
American Financial Group, Inc.	5,496	661,718
Arthur J. Gallagher & Co.	1,547	359,152
Erie Indemnity Co.	988	341,680
Goosehead Insurance, Inc.(a)	6,763	522,104
Primerica, Inc.	2,989	699,904
		2,584,558

Materials - 1.88%
DuPont de Nemours, Inc.	2,187	135,157
Greif, Inc.	7,307	457,491
		592,648

Media - 2.25%
Advantage Solutions, Inc.(a)	134,555	542,257
VeriSign, Inc.(a)	832	165,468
		707,725

Oil & Gas - 2.51%
APA Corp.	7,277	227,988
Devon Energy Corp.	6,480	272,290
Diamondback Energy, Inc.	1,881	289,185
		789,463

Real Estate - 4.81%
Camden Property Trust	4,195	393,659
CBRE Group, Inc., Class A(a)	5,349	461,672
Crown Castle, Inc.	1,886	204,159
SBA Communications Corp., Class A	2,030	454,436
		1,513,926

Retail & Wholesale - Staples - 2.73%
Copart, Inc.(a)	3,450	165,738
SpartanNash Co.	6,896	154,678
US Foods Holding Corp.(a)	7,420	341,394
Walmart, Inc.	1,189	196,482
		858,292

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

January 31, 2024 (Continued) (Unaudited)

	Shares	Value
Software & Tech Services - 22.43%
Alkami Technology, Inc.(a)	27,223	$670,230
Alteryx, Inc.(a)	6,471	307,114
BigCommerce Holdings, Inc.(a)	76,042	622,024
Consensus Cloud Solutions, Inc.(a)	7,236	157,311
CoStar Group, Inc.(a)	1,931	161,200
Endava PLC - Sponsored ADR(a)	10,137	717,395
Euronet Worldwide, Inc.(a)	6,914	688,980
Fiserv, Inc.(a)	1,454	206,279
HubSpot, Inc.(a)	336	205,296
Paycom Software, Inc.	3,162	601,539
Paylocity Holding Corp.(a)	4,156	658,352
Repay Holdings Corp., Class A(a)	88,774	695,988
Science Applications International Corp.	3,808	486,129
SPS Commerce, Inc.(a)	1,379	253,460
Verra Mobility Corp., Class A(a)	18,797	449,436
Vertex, Inc.(a)	7,087	171,931
		7,052,664

Tech Hardware & Semiconductors - 7.66%
Arista Networks, Inc.(a)	823	212,894
Cisco Systems, Inc.	6,506	326,471
Diodes, Inc.(a)	8,616	580,029
Intel Corp.	3,566	153,623
Motorola Solutions, Inc.	601	192,020
NetApp, Inc.	3,687	321,506
Qualcomm, Inc.	2,291	340,237
Super Micro Computer, Inc.(a)	530	280,693
		2,407,473

Utilities - 0.80%
Black Hills Corp.	4,889	253,055

TOTAL COMMON STOCKS		31,400,733
(Cost $28,782,208)

MONEY MARKET FUNDS - 0.14%
Invesco Government & Agency Portfolio,
Institutional Class, 7-Day Yield
- 5.24%(b)	43,612	43,612

TOTAL MONEY MARKET FUNDS		43,612
(Cost $43,612)

TOTAL INVESTMENTS - 99.99%
(Cost $28,825,820)		$31,444,345

Other Assets In Excess of Liabilities - 0.01%		1,959

NET ASSETS - 100.00%		$31,446,304

(a)	Non-income producing security.

(b)	Rate disclosed is 7-Day Yield as of January 31, 2024.

ADR – American Depository Receipt

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$31,444,345
Receivable for fund shares sold	551,126
Dividends receivable	20,307
Total Assets	32,015,778
LIABILITIES:
Payable to Investment Advisor	18,909
Payable for investments purchased	550,565
Total Liabilities	569,474
NET ASSETS	$31,446,304

NET ASSETS CONSIST OF
Paid in capital	$28,236,155
Total distributable earnings	3,210,149
NET ASSETS	$31,446,304

INVESTMENTS, AT COST	$28,825,820

Net asset value:
Net assets	$31,446,304
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,141,164
Net asset value, price per share	27.56

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

STATEMENT OF OPERATIONS

For the Period September 29, 2023 (Commencement of Operations) through January 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$115,488
Total Investment Income	115,488
EXPENSES:
Investment advisory fees (Note 3)	60,184
Total Expenses	60,184
NET INVESTMENT INCOME	55,304
Net realized gain/(loss) on:
Investments	(192,037)
Investments sold in-kind	779,647
Total Net Realized Gain	587,610
Net change in unrealized appreciation/depreciation on:
Investments	2,618,525
Total Net Change in Unrealized Appreciation	2,618,525
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,206,135
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,261,439
*Foreign taxes withheld on dividends	$83

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period September 29, 2023 (Commencement of Operations) through January 31, 2024 (Unaudited)
OPERATIONS
Net investment income	$55,304
Net realized gain	587,610
Net change in unrealized appreciation	2,618,525
Net Increase in net assets resulting from operations	3,261,439
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(51,290)
Net decrease in net assets from distributions	(51,290)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	31,586,505
Shares redeemed	(3,350,350)
Net Increase in net assets derived from beneficial interest transactions	28,236,155
Net Increase in net assets	31,446,304
NET ASSETS
Beginning of period	—
End of period	$31,446,304

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

FINANCIAL HIGHLIGHTS

	For the Period September 29, 2023 (Commencement of Operations) through January 31, 2024 (Unaudited)(a)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized gain on investments	2.55
Total from Investment Operations	2.61

DISTRIBUTIONS:
From distributable earnings	(0.05)
Total Distributions	(0.05)

Net Increase in net asset value	2.56
Net Asset Value - End of Period	$27.56
TOTAL RETURN(c)	10.43%

RATIOS AND SUPPLEMENTAL DATA:(d)
Net Assets, end of period (000s)	$31,446
Ratio of net operating expenses to average net assets	0.75	%(e)
Ratio of net investment income to average net assets	0.68	%(e)
Portfolio turnover rate(f)(g)	16%

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on September 29, 2023 (Commencement of Operations).

(b)	Calculated based on the average number of common shares outstanding during each fiscal period.

(c)	Total investment return - Net Asset Value is calculated based on the Fund’s calculated net asset value, assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported and that all rights in the Fund’s rights offering were exercised. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Past performance is not a guarantee of future results. Total returns include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes and may differ from those reported to the market.

(d)	Ratios do not reflect the proportionate share of income and expenses of other investment companies which the Fund invests.

(e)	Annualized.

(f)	Excludes the impact of in-kind transactions.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2024 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, Sovereign’s Capital Flourish Fund (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser”). The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S. The Fund commenced operations on September 29, 2023.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments in the fair value hierarchy as of January 31, 2024:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$31,400,733	$—	$—	$31,400,733
Money Market Funds	43,612	—	—	43,612
Total	$31,444,345	$—	$—	$31,444,345

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2024 (Continued) (Unaudited)

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Distributions to Shareholders: Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Fund currently intends to qualify, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the period ended January 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of January 31, 2024, there were no interest or penalties incurred by The Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

The Adviser serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Out of the Unitary Management Fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expense on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary expenses.

Vident Asset Management (“VA” or the “Sub-Adviser”) serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and the Sub-Adviser (the “VA Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser out of its Unitary Management Fee.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period September 29, 2023 (commencement of operations) through January 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sovereign’s Capital Flourish Fund	$11,935,681	$3,597,400

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2024 (Continued) (Unaudited)

For the period September 29, 2023 (commencement of operations) through January 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
Sovereign’s Capital Flourish Fund	$23,172,943	$3,316,645

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Fund only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

For the Period September 29, 2023 (Commencement of Operations) through January 31, 2024
Shares sold	1,261,164
Shares redeemed	(120,000)
Net increase in shares outstanding	1,141,164

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of January 31, 2024.

The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at January 31, 2024 were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Sovereign’s Capital Flourish Fund	$3,176,820	$(654,529)	$—	$2,522,291	$28,922,054

Certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of January 31, 2024.

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enters into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

Sovereign’s Capital Flourish Fund

ADDITIONAL INFORMATION

January 31, 2024 (Unaudited)

PORTFOLIO INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s N-PORT reports are available (i) on the Fund’s website at www.scetfs.com; or (ii) on the SEC’s website at www.sec.gov.

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 524-9155. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge at www.sec.gov or by calling toll-free (877) 524-9155.

Sovereign’s Capital Flourish Fund

BOARD APPROVALS OF ADVISORY AND SUB-ADVISORY AGREEMENTS

January 31, 2024 (Unaudited)

Summary of Board Meeting and Considerations

At a meeting held on July 20, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Advisory Agreement (the “SOVF Advisory Agreement”) between the Trust and Sovereign’s Capital Management, LLC (the “Adviser” or “SCM”), and an Investment Sub-Advisory Agreement (the “VA SOVF Agreement”) between the Trust, the Adviser and Vident Asset Management (the “Sub-Adviser” or “VA”) and collectively (the “SOVF Advisory Agreements”) on behalf of the Sovereign’s Capital Flourish Fund (the “Fund”).

The Board was assisted by independent legal counsel throughout the SOVF Advisory Agreements review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the SOVF Advisory Agreements and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of each of the SOVF Advisory Agreements.

The Board considered that SCM and VA presented written information to help the Board evaluate approval of the respective SOVF Advisory Agreements, including the proposed fees and other terms underlying each agreement. The Board also considered the written materials and oral presentation that it had received and any other information that the Board received at or prior to the Meeting and deliberated on the approval of the SOVF Advisory Agreements in light of this information.

Nature, Extent, and Quality of Services Provided (SCM). The Trustees considered the scope of services to be provided under the SOVF Advisory Agreement, noting that SCM would provide general investment, portfolio management and compliance services to the Fund. In examining the nature, extent and quality of the investment advisory services to be provided by SCM, the Board considered the qualifications, experience and capabilities of SCM’s management team and other personnel. The Board noted that SCM was a faith-based investment adviser with over $533 million in assets under management as of March 31, 2023. The Board considered the fact that SCM’s public equity team was focused on investing in public companies with value-driven leaders, who have built unique cultures designed to promote human flourishing and financial success. The Board acknowledged the proposed investment team’s experience and knowledge in, and passion for, the Fund’s values-driven investment strategy, acknowledging that the firm had designed the Fund’s strategy similar to a private fund which it currently operates. The Board considered the firm’s detailed strategy proposed for the Fund, noting that SCM would utilize research and analysis conducted by its investment personnel, as well as information from its network of faith-driven individuals, in identifying investable companies. The Board noted that SCM then applies a values-based framework on the identified companies, considering a variety of qualitative and quantitative factors in evaluating whether a company demonstrates specific leadership and culture characteristics, and rejecting companies involved in industries or activities based on vice.

The Board noted that it had received a copy of SCM’s Form ADV, as well as the response of SCM to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services proposed to be provided by SCM. The Board noted that SCM had proposed VA, an affiliate of SCM, as the Fund’s trading sub-advisor responsible for executing the Fund’s trades. The Board considered the growth of SCM over recent periods and the strong financial strength of the firm. In conclusion, the Board agreed that SCM can be expected to provide satisfactory service to the Fund and its future shareholders.

Nature, Extent, and Quality of Services Provided (VA). The Board considered the scope of services to be provided under the VA SOVF Agreement, noting that SCM, an affiliate of VA, had selected the firm to provide the Fund with exchange traded fund (“ETF”) trading services. The Board noted that it had received a copy of VA’s Form ADV, as well as the response of VA to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services proposed to be provided by VA. With respect to the nature, extent and quality of the services provided by VA, the Board considered their familiarity with VA in context of providing similar services to other series of the Trust. The Board considered that VA would perform ETF trade execution, portfolio monitoring (including monitoring the Fund’s shares on its exchange), basket creation review, valuation support, cash reconciliations, and other services on behalf of the Fund, supporting the Fund across a wide area of operations. The Board noted the depth of VA’s network in identifying trading opportunities and the longevity of its trading relationships. The Board reviewed the background information of the key investment personnel, noting their satisfaction with the senior personnel dedicated to servicing the Fund, the individuals’ educations, and wide range of experience. The Board observed VA’s extensive compliance program and experienced personnel. The Board reviewed VA’s best execution practices and its process for evaluating broker-dealers to ensure best execution. In conclusion, the Board agreed that VA had the resources to provide high quality service to the Fund and its shareholders.

Performance. The Board considered the performance of a private fund with a similar strategy to that proposed for the Fund and managed by SCM. The Board reflected on the fact that, while the private fund had a limited operating history, it had outperformed its benchmark during that time. Additionally, the Board considered the research cited by SCM underlying the Fund’s strategy and observed that the proposed strategy for the Fund appears to be well-aligned with the cited research. The Board noted that the affiliation between VA and SCM may provide synergies for the Fund, but agreed that, because of VA’s limited role, overall performance considerations were more appropriately considered with respect to SCM’s advisory role with the Fund. In conclusion, the Trustees agreed that SCM’s proposed investment strategy for the Fund appeared to be reasonably designed to achieve satisfactory performance for the Fund’s future shareholders.

Cost of Services Provided. The Board reviewed the proposed advisory fee for the Fund, which was proposed as a “unitary fee” under which SCM would pay all expenses of the Fund except for the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses, among others. Accordingly, the Board agreed that a comparison of the Fund’s unitary management fee to the peer funds’ total expense ratio in the report provided by FUSE, an independent third-party data provider, was appropriate. The Board also stated that as all fees were paid from this unitary fee, the proposed unitary management fee is most appropriately analyzed at the advisory, rather than sub-advisory level, but agreed that the VA fees reflected a not-unreasonable allocation of the advisory fees paid to the firm given the work performed by it.

The Board considered that it was provided a comparison of the Fund’s fees to a group of actively managed ETFs that feature biblical values-based strategies selected by FUSE (“FUSE Peer Group”). The Board noted that, when comparing the Fund’s unitary management fee to the median and average net expense ratio of the funds in the FUSE Peer Group, the Fund’s fee was equal to the median fund in the FUSE Peer Group and lower than the average net expense ratio of the FUSE Peer Group funds. The Board also noted that many funds in the FUSE Peer Group focused on a negative screen to avoid certain industries, while the Fund’s strategy actively looked for companies that promoted positive values, which may be more research intensive. The Board further acknowledged that SCM’s private fund incurred higher total fees than that proposed as the unitary management fee for the Fund. With the context of each of the above items, the Board concluded that the proposed unitary management fee for the Fund was not unreasonable.

Sovereign’s Capital Flourish Fund

BOARD APPROVALS OF ADVISORY AND SUB-ADVISORY AGREEMENTS

January 31, 2024 (Continued) (Unaudited)

Economies of Scale and Profitability (SCM). The Board evaluated the compensation and benefits to be received by SCM from its relationship with the Fund and reviewed an analysis of SCM’s expected profitability with respect to the work to be completed for the Fund, noting it was anticipating a modest but not-unreasonable profit across the initial two-year term of the SOVF Advisory Agreement. The Board also evaluated the fact that VA, the Fund’s proposed sub-adviser, was an affiliate of SCM. The Board also noted that economies of scale had not yet been reached by SCM, as the Fund had not yet launched. The Board agreed that, should assets of the Fund grow and create opportunities for breakpoints in the future, it would revisit this issue at that time.

Economies of Scale and Profitability (VA). The Board evaluated the compensation and benefits to be received by VA from its relationship with the Fund and reviewed an analysis of VA’s expected profitability with respect to the work to be completed for the Fund, noting that it was not anticipating earning a profit during the initial term of the VA SOVF Agreement. The Board further noted that given the unitary fee nature of the SOVF Advisory Agreement, economies of scale were more appropriately considered at the adviser-level and should be considered with respect to the overall advisory agreement for the Fund, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received information from SCM and VA as it believed to be reasonably necessary to evaluate the terms of each of the SOVF Advisory Agreement and VA SOVF Agreement, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of each of the SOVF Advisory Agreement and VA SOVF Agreement was in the best interests of the Fund and its future shareholders.

Sovereign’s Capital Flourish Fund

PRIVACY POLICY

January 31, 2024 (Unaudited)

Pursuant to SEC Regulation S-P (Privacy of Consumer Financial Information) the Trustees of the Elevation Series Trust (the “Trust”) has established the following policy regarding information about the Trust’s shareholders. We consider all shareholder data to be private and confidential, and we hold ourselves to the highest standards in its safekeeping and use.

General Statement

The Trust may collect nonpublic information (e.g., your name, address, email address, Social Security Number, Trust holdings (collectively, “Personal Information”)) about shareholders from transactions in Trust shares. The Trust will not release Personal Information about current or former shareholders (except as permitted by law) unless one of the following conditions is met: we receive your prior written consent; (ii) we believe the recipient to be you or your authorized representative; (iii) to service or support the business functions of the Trust (as explained in more detail below), or (iv) we are required by law to release Personal Information to the recipient. The Trust have not and will not in the future give or sell Personal Information about their current or former shareholders to any company, individual, or group (except as per mitted by law) and as otherwise provided in this policy.

The Trust may make certain electronic services available to their shareholders and may solicit your email address and contact you by email, telephone or US mail regarding the availability of such services. The Trust may also contact shareholders by email, telephone or US mail in connection with these services, such as to confirm enrollment in electronic shareholder communications or to update your Personal Information. In no event will the Trust transmit your Personal Information via email without your consent.

Use of Personal Information

The Trust will only use Personal Information (i) as necessary to service or maintain shareholder accounts in the ordinary course of business and (ii) to support business functions of the Trust and their affiliated businesses. This means that the Trust may share certain Personal Information, only as per mitted by law, with affiliated businesses of the Trust, and that such information may be used for non-Trust-related solicitation. When Personal Information is shared with the Trust’s business affiliates, the Trust may do so without providing you the option of preventing these types of disclosures as permitted by law.

Safeguards regarding Personal Information

Internally, we also restrict access to Personal Information to those who have a specific need for the records. We maintain physical, electronic, and procedural safeguards that comply with Federal standards to guard Personal Information. Any doubts about the confidentiality of Personal Information, as required by law, are resolved in favor of confidentiality.

Adopted: May 18, 2022

Fund distributed by Paralel Distributors LLC

Must be accompanied or preceded by a prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Registrant’s full schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to this semi-annual filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits 99.302(i) CERT and 99.302(ii) CERT.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ELEVATION SERIES TRUST

By (Signature and Title)	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	April 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	April 4, 2024

By (Signature and Title)	/s/ Nicholas Austin
Nicholas Austin, Treasurer (Principal Financial Officer)

Date:	April 4, 2024